UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Smart Portfolios, LLC.
Address:	17865 Ballinger Way NE
		Seattle, Washingtton 98155

13F File Number: 028-14414

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Ron Thompson
Title:	Chief Compliance Officer
Phone:	206-686-4840
Signature, Place and Date of Signing:

	Ron Thompson	 Seattle, Washington	March 31, 2013

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	32
Form 13F Information Table Value Total:	$90454

List of Other Included Managers:


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                                                   Form 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- --------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- --------- ------- -------- --------
FINANCIAL SELECT SECTOR SPDR (ETF ETF            81369Y605      742       41 SH       Sole                       0       35        6
HEALTH CARE SPDR (ETF)            ETF            81369Y209     1206       26 SH       Sole                       0       22        4
MATERIALS SPDR (ETF)              ETF            81369Y100      887       23 SH       Sole                       0       19        3
POWERSHARES DB US DOLLAR INDEX BU ETF            73936D107      353       16 SH       Sole                       0       13        2
POWERSHARES PREFERRED PORTFOLIO(E ETF            73936T565      442       29 SH       Sole                       0       29        0
POWERSHARES QQQ TRUST, SERIES 1 ( ETF            73936T474     8246      120 SH       Sole                       0      117        2
REVENUESHARES LARGE CAP FUND (ETF ETF            761396100      841       28 SH       Sole                       0       27        0
SPDR BARCLAYS CAPITAL HIGH YIELD  ETF            78464A417     3204       78 SH       Sole                       0       78        0
SPDR DJ GLOBAL TITANS (ETF)       ETF            78464A706      459        8 SH       Sole                       0        8        0
SPDR S&P DIVIDEND (ETF)           ETF            78464A763      932       14 SH       Sole                       0       14        0
SPDR S&P MIDCAP 400 ETF           ETF            78467Y107     1074        5 SH       Sole                       0        4        1
SPDR S&P RETAIL (ETF)             ETF            78464A714     7356      105 SH       Sole                       0      105        0
UTILITIES SPDR (ETF)              ETF            81369Y886     5574      143 SH       Sole                       0      140        3
VANGUARD DIVIDEND APPRECIATION ET ETF            921908844      912       14 SH       Sole                       0       14        0
VANGUARD TOTAL BOND MARKET ETF    ETF            921937835     7073       85 SH       Sole                       0       85        0
ISHARES BARCLAYS 20+ YR TREAS.BON ETF            464287432      831        7 SH       Sole                       0        7        0
ISHARES COHEN & STEERS REALTY MAJ ETF            464287564      711        9 SH       Sole                       0        7        1
ISHARES DOW JONES US HEALTHCARE ( ETF            464287762      947       10 SH       Sole                       0       10        0
ISHARES DOW JONES US TELECOM (ETF ETF            464287713      885       36 SH       Sole                       0       31        6
ISHARES IBOXX $ INVEST GRADE CORP ETF            464287242     1196       10 SH       Sole                       0        9        1
ISHARES LEHMAN 1-3 YEAR TREAS.BON ETF            464287457     1661       20 SH       Sole                       0       19        1
ISHARES LEHMAN AGGREGATE BOND (ET ETF            464287226     7603       69 SH       Sole                       0       68        1
ISHARES MSCI AUSTRALIA INDEX FUND ETF            464286103     8327      308 SH       Sole                       0      302        6
ISHARES MSCI BRAZIL INDEX (ETF)   ETF            464286400     1051       19 SH       Sole                       0       16        3
ISHARES MSCI EAFE INDEX FUND (ETF ETF            464287465      647       11 SH       Sole                       0       11        0
ISHARES MSCI PACIFIC EX-JAPAN IDX ETF            464286665     7120      143 SH       Sole                       0      143        0
ISHARES NASDAQ BIOTECHNOLOGY INDE ETF            464287556     7605       48 SH       Sole                       0       48        0
ISHARES RUSSELL 2000 GROWTH INDEX ETF            464287648     1047       10 SH       Sole                       0        8        1
ISHARES RUSSELL 2000 VALUE INDEX  ETF            464287630     1195       14 SH       Sole                       0       12        2
ISHARES RUSSELL MIDCAP GROWTH IDX ETF            464287481      718       10 SH       Sole                       0        9        2
ISHARES RUSSELL MIDCAP VALUE INDE ETF            464287473     8545      150 SH       Sole                       0      147        3
ISHARES IBOXX $ HIGH YID CORP BON ETF            464288513     1064       11 SH       Sole                       0       10        2
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